Consolidated statement of changes in equity (Parenthetical) - USD ($)		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2019	Dec. 31, 2009	Dec. 31, 2003	Dec. 31, 2000
Redemption of securities	[1]	$ 2,000,000,000		$ 1,508,000,000
Cumulative goodwill		5,138,000,000
Transfers	[2]	0		0
Cancellation of shares	[3]	$ (2,004,000,000)		$ (1,000,000,000)
Preference shares
Other equity instruments interest rate		6.20%
Number of shares outstanding		0
$1,500m issued at 5.625%2
Notional amount		$ 1,500,000,000
Other equity instruments interest rate		5.625%
Treasury shares
Number of shares outstanding		558,397,704		432,108,782
Merger and other reserves
Cumulative goodwill		$ 3,469,000,000
Cumulative acquisition value					$ 15,796,000,000
Transfers	[2],[4],[5]	3,065,000,000		$ (2,475,000,000)
Cancellation of shares	[3],[4],[5]	60,000,000		68,000,000
Merger and other reserves | HSBC Continental Europe
Cumulative acquisition value							$ 8,290,000,000
Merger and other reserves | HSBC Finance Corporation
Cumulative acquisition value						$ 12,768,000,000
Retained earnings
Redemption of securities	[1],[4],[6]			12,000,000
Cumulative goodwill		1,669,000,000
Transfers	[2],[4],[6]	(3,065,000,000)		2,475,000,000
Cancellation of shares	[3],[4],[6]	(2,004,000,000)		(1,000,000,000)
Issued by HSBC Holdings
Redemption of securities		2,000,000,000		1,508,000,000
Transfers	[7]	0		0
Cancellation of shares		(2,004,000,000)	[8]	(1,000,000,000)
Issued by HSBC Holdings | Preference shares
Redemption of securities		$ 2,000,000,000
Other equity instruments interest rate		6.875%
Issued by HSBC Holdings | Tier 1 Instruments
Notional amount		$ 2,000,000,000
Payments for debt issue costs		$ 4,000,000
Issued by HSBC Holdings | Capital securities classified as equity | $1,500m issued at 5.625%2
Notional amount				$ 1,500,000,000
Other equity instruments interest rate				5.625%
Issued by HSBC Holdings | Capital securities classified as equity | 8.125% perpetual subordinated capital securities
Payments for debt issue costs				$ 12,000,000
Issued by HSBC Holdings | Treasury shares
Number of shares outstanding		329,871,829		326,191,804
Issued by HSBC Holdings | Merger and other reserves
Transfers	[7]	$ 3,065,000,000		$ (2,475,000,000)
Cancellation of shares		60,000,000	[8]	68,000,000
Issued by HSBC Holdings | Retained earnings
Redemption of securities	[9]			20,000,000
Transfers	[7],[9]	(3,065,000,000)		2,475,000,000
Cancellation of shares	[9]	$ (2,004,000,000)	[8]	$ (1,000,000,000)
October 2021 share buy back program
Number of shares repurchased and cancelled		120,366,714
Cancellation of shares		$ 60,000,000

[1]	During 2021, HSBC Holdings redeemed $2,000m 6.875% perpetual subordinated contingent convertible capital securities. For further details, see Note 31 in the Annual Report and Accounts 2021. In 2020, HSBC Holdings called and later redeemed $1,450m 6.20% non-cumulative US dollar preference shares. In 2019, HSBC Holdings redeemed $1,500m 5.625% perpetual subordinated capital securities on which there were $12m of external issuance costs. Under IFRSs external issuance costs are classified as equity.
[2]	Permitted transfers from the merger reserve to retained earnings were made when the investment in HSBC Overseas Holdings (UK) Limited was previously impaired. In the comparative periods, impairments (2020: $435m; 2019: $2,475m) were recognised and a permitted transfer of these amounts was made from the merger reserve to retained earnings. During 2021, a part reversal of these impairments resulted in a transfer from retained earnings back to the merger reserve of $3,065m.
[3]	For further details, see Note 31 in the Annual Report and Accounts 2021. In October 2021, HSBC announced a share buy-back of up to $2.0bn, which will be completed no later than April 2022. At 31 December 2021, 120,366,714 ordinary shares had been purchased and cancelled representing a nominal value of $60m, which has been transferred from share capital to capital redemption reserve within merger and other reserves. In August 2019, HSBC announced a share buy-back of up to $1.0bn, which was completed in September 2019.
[4]	Cumulative goodwill amounting to $5,138m has been charged against reserves in respect of acquisitions of subsidiaries prior to 1 January 1998, including $3,469m charged against the merger reserve arising on the acquisition of HSBC Bank plc. The balance of $1,669m has been charged against retained earnings.
[5]	Statutory share premium relief under section 131 of the Companies Act 1985 (the ‘Act’) was taken in respect of the acquisition of HSBC Bank plc in 1992, HSBC Continental Europe in 2000 and HSBC Finance Corporation in 2003, and the shares issued were recorded at their nominal value only. In HSBC’s consolidated financial statements, the fair value differences of $8,290m in respect of HSBC Continental Europe and $12,768m in respect of HSBC Finance Corporation were recognised in the merger reserve. The merger reserve created on the acquisition of HSBC Finance Corporation subsequently became attached to HSBC Overseas Holdings (UK) Limited (‘HOHU’), following a number of intra-Group reorganisations. During 2009, pursuant to section 131 of the Companies Act 1985, statutory share premium relief was taken in respect of the rights issue and $15,796m was recognised in the merger reserve.
[6]	At 31 December 2021, retained earnings included 558,397,704 treasury shares (2020: 509,825,249; 2019: 432,108,782). In addition, treasury shares are also held within HSBC’s Insurance business retirement funds for the benefit of policyholders or beneficiaries within employee trusts for the settlement of shares expected to be delivered under employee share schemes or bonus plans, and the market-making activities in Markets and Security Services.
[7]	Permitted transfers from the merger reserve to retained earnings were made when the investment in HSBC Overseas Holdings (UK) Limited was previously impaired. In 2021, a part reversal of this impairment resulted in a transfer from retained earnings back to the merger reserve of $3,065m. At 31 December 2020, an additional impairment of $435m (2019: $2,475m) was recognised and a permitted transfer of this amount was made from the merger reserve to retained earnings.
[8]	October 2021, HSBC announced a share buy-back of up to $2.0bn, which is to be completed no later than 20 April 2022.
[9]	At 31 December 2021, retained earnings included 329,871,829 ($2,542m) treasury shares (2020: 326,766,253 ($2,521m); 2019: 326,191,804 ($2,543m)).